Schedule of investments
Nomura Global Growth Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.00%Δ
Canada — 2.31%
Alimentation Couche-Tard	323,824	$ 20,640,712
		20,640,712
Denmark — 2.18%
Ascendis Pharma †	73,275	19,543,908
		19,543,908
Finland — 1.63%
Amer Sports †	432,070	14,621,249
		14,621,249
France — 2.69%
Airbus	67,244	14,961,241
EssilorLuxottica	48,388	9,085,896
		24,047,137
Germany — 1.88%
Fresenius & Co.	187,791	8,579,507
SAP	53,619	8,265,273
		16,844,780
India — 2.94%
Bharti Airtel	621,402	12,172,796
NTPC	3,750,996	14,141,859
		26,314,655
Japan — 2.46%
Hoya	73,600	11,871,782
SMC	22,600	10,104,148
		21,975,930
Mexico — 1.75%
Cemex ADR	1,303,752	15,645,024
		15,645,024
Netherlands — 2.06%
ING Groep	585,733	18,481,819
		18,481,819
Norway — 0.74%
Orkla	630,736	6,631,340
		6,631,340
Singapore — 0.98%
Sea ADR †	91,176	8,737,396
		8,737,396
South Korea — 2.61%
SK hynix	13,254	23,387,777
		23,387,777
Spain — 2.16%
Banco Bilbao Vizcaya Argentaria	767,900	19,333,272
		19,333,272
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan — 5.86%
Taiwan Semiconductor Manufacturing	665,000	$ 52,462,037
		52,462,037
United Kingdom — 3.13%
BAE Systems	534,360	13,095,364
Barclays	2,226,248	14,918,087
		28,013,451
United States — 63.62%
AbbVie	54,036	13,597,619
Alphabet Class A	70,015	25,021,261
Amazon.com †	82,993	19,780,552
Aon Class A	39,964	13,255,659
Apple	103,762	30,024,572
BJ's Wholesale Club Holdings †	150,484	13,125,214
Broadcom	37,400	14,127,850
Capital One Financial	56,906	11,416,482
Carrier Global	191,894	14,075,425
Casey's General Stores	16,810	13,360,420
Chipotle Mexican Grill †	136,367	4,636,478
ConocoPhillips	62,639	6,511,950
Eli Lilly & Co.	20,088	24,094,150
Hilton Worldwide Holdings	47,278	15,623,488
Home Depot	37,010	13,052,687
Howmet Aerospace	72,762	19,562,791
Ingersoll Rand	126,189	10,346,236
Intercontinental Exchange	67,765	8,342,549
KLA	96,093	28,992,219
Mastercard Class A	28,361	14,566,210
Meta Platforms Class A	18,676	10,520,004
Microsoft	57,939	21,612,406
Morgan Stanley	84,639	17,692,937
Netflix †	102,486	7,317,500
NVIDIA	266,202	53,264,358
PNC Financial Services Group	72,398	17,825,836
Saia †	37,470	15,780,865
Salesforce	50,694	7,941,722
Schneider Electric	40,727	13,326,925
Seagate Technology Holdings	16,985	16,390,525
Sherwin-Williams	35,100	12,085,632
SLB	192,005	8,926,312
Spotify Technology †	29,580	13,581,065
Sunbelt Rentals Holdings	158,807	11,880,352
Texas Instruments	46,252	13,786,334
Texas Roadhouse	34,641	6,693,680
Vulcan Materials	24,889	7,342,504
		569,482,769
Total Common Stocks (cost $549,338,445)		886,163,256

NQ- IV958 [0626] 0826 (5831270)    1

Schedule of investments
Nomura Global Growth Fund
	Number of shares	Value (US $)

Short-Term Investments — 0.54%
Money Market Mutual Funds — 0.54%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	1,217,763	$ 1,217,763
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,217,764	1,217,764
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,217,764	1,217,764
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	1,217,763	1,217,763
Total Short-Term Investments (cost $4,871,054)		4,871,054

Total Value of Securities—99.54% (cost $554,209,499)		891,034,310
Receivables and Other Assets Net of Liabilities — 0.46%		4,118,129
Net Assets Applicable to 21,247,744 Shares Outstanding — 100.00%		$895,152,439

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV958 [0626] 0826 (5831270)